Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business - Capitol Federal Financial, Inc. (the “Company”) provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the “Bank”) which has 36 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City.  The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans, and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the “OTS”) to be merged into the Office of the Comptroller of the Currency (the “OCC”).  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, including the Bank, and the Board of Governors of the Federal Reserve System (“FRB”) assumed all functions and authority from the OTS relating to savings and loan holding companies, including the Company.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the “FDIC”).  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its pro rata share of the tax liability.  If any entity has a tax benefit, the Bank reimburses the entity for its tax benefit.

The Company’s ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company’s financial condition and results of operations, regulatory capital requirements, regulatory limitations on the Bank’s ability to make capital distributions to the Company, and the amount of cash at the holding company level.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization (“the corporate reorganization”).  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC’s (“MHC”) ownership interest in Capitol Federal Financial was sold in a public offering.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  In conjunction with the corporate reorganization, the Company contributed $40.0 million of cash to the Bank’s charitable foundation, Capitol Federal Foundation.  Additionally, a “liquidation account” was established for the benefit of certain depositors of the Bank in an amount equal to MHC’s ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2013, the balance of the liquidation account was $287.0 million.  Under applicable federal banking regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders’ equity would be reduced below the amount of the liquidation account at that time.

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank’s ACL.  Bank regulators have the authority to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management’s judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company’s financial condition and results of operations.

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The amount of interest-earning deposits held at the FRB as of September 30, 2013 and 2012 was $98.7 million and $122.4 million, respectively.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2013 and 2012, the average daily balance of required reserves at the Federal Reserve Bank was $9.0 million and $9.2 million, respectively.

Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises (“GSE”), including Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and FHLB,  United States Government agencies, including Government National Mortgage Association (“GNMA”), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management’s intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost.  Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of AOCI within stockholders’ equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method.  The Company primarily uses prices obtained from third party pricing services and recent trades to determine the fair value of securities.  See additional discussion of fair value of AFS securities in “Note 14 – Fair Value of Financial Instruments”.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in non-interest income in the consolidated statements of income.  During the fiscal years ended September 30, 2013 and 2012, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly.  The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer’s financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management’s intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities.  Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in non-interest income in the consolidated statements of income.

Loans Receivable  - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

Endorsed loans - Existing loan customers, whose loans have not been sold to third parties, who have not been delinquent on their contractual loan payments during the previous 12 months and who are not currently in bankruptcy, have the opportunity, for a cash fee, to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs continue to be deferred.

Troubled debt restructurings (“TDRs”) - For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment concession to borrowers who are experiencing a temporary cash flow problem.  The most frequently used concession is to reduce the monthly payment amount for a period of 6 to 12 months, often by requiring payments of only interest and escrow during this period, resulting in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and the capitalization of delinquent interest and/or escrow resulting in an extension of the maturity date of the loan.  The Bank does not forgive principal or interest nor does it commit to lend additional funds, except for situations generally involving the capitalization of delinquent interest and/or escrow not to exceed the original loan balance, to these borrowers.

Endorsed loans are classified as TDRs when certain guidelines for soft credit scores and/or estimated loan-to-value (“LTV”) ratios are not met.  These guidelines are intended to identify changes in the borrower’s credit condition since origination, signifying the borrower could be experiencing financial difficulties even though the borrower has not been delinquent on his contractual loan payment in the previous 12 months.

The TDRs discussed above will be reported as such until paid-off, unless the loan has been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months.

During July 2012, the OCC provided guidance to the industry regarding loans that had been discharged under Chapter 7 bankruptcy proceedings where the borrower has not reaffirmed the debt owed to the lender (“Chapter 7 loans”).  The OCC requires that these loans be reported as TDRs, regardless of their delinquency status (“Chapter 7 TDRs”).  These loans will be reported as TDRs until the borrower has made 48 consecutive monthly loan payments after the Chapter 7 discharge date.

Delinquent loans - A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.

Nonaccrual loans - The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears or, for TDR loans, the borrower has not made six consecutive monthly payments per the restructured loan terms or since the discharge date for Chapter 7 TDRs.  Loans on which the accrual of income has been discontinued are designated as nonaccrual and outstanding interest previously credited beyond 90 days delinquent is reversed.  A nonaccrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due or, in the case of a TDR loan, the borrower has made six consecutive payments per the restructured loan terms or the borrower has made six consecutive payments since the discharge date for Chapter 7 TDRs.

Impaired loans - A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  The following types of loans are reported as impaired loans: all nonaccrual loans, loans classified as substandard, loans partially charged-off, Chapter 7 loans, and all TDRs except those that have been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months.

The majority of the Bank’s impaired loans are related to one- to four-family properties.  Impaired loans related to one- to four-family properties are individually evaluated for loss when the loan becomes 180 days delinquent or at any time management has knowledge of the existence of a potential loss to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.

Allowance for Credit Losses -  The ACL represents management’s best estimate of the amount of inherent losses in the loan portfolio as of the balance sheet date.  Management’s methodology for assessing the appropriateness of the ACL consists of an analysis (“formula analysis”) model, along with analyzing several other factors.  Management maintains the ACL through provisions for credit losses that are either charged to or credited to income.

For one- to four-family secured loans, losses are charged-off when the loan is generally 180 days delinquent or in foreclosure.  Losses are based on new collateral values obtained through appraisals, less estimated costs to sell.  Anticipated private mortgage insurance proceeds are taken into consideration when calculating the loss amount.  An updated appraisal is requested, at a minimum, every 12 months thereafter if the loan remains 180 days or more delinquent or in foreclosure.  If the Bank holds the first and second mortgage, both loans are combined when evaluating whether there is a potential loss on the loan.  Charge-offs for real estate-secured loans may also occur at any time if the Bank has knowledge of the existence of a potential loss.  For all real estate loans that are not secured by one- to four-family property, losses are charged-off when the collection of such amounts is unlikely.  When a non-real estate secured loan is 120 days delinquent, any identified losses are charged-off.

The Bank’s primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, home equity and second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank’s loan portfolio, the primary risk characteristics inherent in the one- to four-family and consumer loan portfolios are a decline in economic conditions, elevated levels of unemployment or underemployment, and declines in residential real estate values.  Any one or a combination of these events may adversely affect borrowers’ ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio is subject to the same risk of declines in economic conditions, the primary risk characteristics inherent in this portfolio include the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, and/or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property.  Therefore, the Bank could hold the property for an extended period of time and/or potentially be forced to sell at a discounted price, resulting in additional losses.

Each quarter, a formula analysis is prepared which segregates the loan portfolio into categories based on certain risk characteristics.  The categories include the following: one- to four-family loans; multi-family and commercial loans; consumer home equity loans; and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis model to calculate a combined LTV ratio.  Loans individually evaluated for loss are excluded from the formula analysis model.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics: originated and correspondent purchased, or bulk purchased; interest payments (fixed-rate and adjustable-rate/interest-only); LTV ratios; borrower’s credit scores; and certain geographic locations.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.

Quantitative loss factors are applied to each loan category in the formula analysis model based on the historical loss experience for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience.

Qualitative loss factors are applied to each loan category in the formula analysis model.  The qualitative loss factors that are applied in the formula analysis model for one- to four-family and consumer loan portfolios are: unemployment rate trends; collateral value trends; credit score trends; and delinquent loan trends.  The qualitative loss factors that are applied in the formula analysis model for multi-family and commercial loan portfolio are: unemployment rate trends; credit score trends for the primary guarantor; delinquent loan trends; and a factor based on management’s judgment due to the higher risk nature of these loans, as compared to one- to four-family loans.  As loans are classified or become delinquent, the qualitative loss factors increase for each respective loan category.  Additionally, TDRs that have not been individually evaluated for loss are included in a category within the formula analysis model with an overall higher qualitative loss factor than corresponding performing loans, for the life of the loan.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

Management utilizes the formula analysis, along with analyzing several other factors, when evaluating the adequacy of the ACL.  Such factors include the trend and composition of delinquent loans, results of foreclosed property and short sale transactions, charge-off trends, the current status and trends of local and national economies (particularly levels of unemployment), trends and current conditions in the real estate and housing markets, and loan portfolio growth and concentrations.  Since the Bank’s loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank’s local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management’s general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.  Reviewing these factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank’s ACL methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.

Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank’s compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual’s designated beneficiary equal to the insured individual’s base compensation at the time BOLI was approved by the Bank’s Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual’s designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.  Changes in the cash surrender value are recorded in income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank’s holding requirement varies based on the Bank’s activities, primarily the Bank’s outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a quarterly evaluation to determine if any FHLB stock impairment exists.  The quarterly impairment evaluation focuses primarily on the capital adequacy and liquidity of FHLB Topeka, while also considering the impact that legislative and regulatory developments may have on FHLB Topeka.  Dividends received on FHLB stock are reflected as dividend income in the consolidated statements of income.

Premises and Equipment - Land is carried at cost.  Buildings, leasehold improvements, and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years.  Structural components of the buildings generally have an estimated life of 15 years.  Furniture, fixtures and equipment have an estimated useful life of three to seven years.  Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as non-interest income or non-interest expense as incurred.

Other Real Estate Owned -  OREO primarily represents foreclosed assets held for sale.  OREO is reported at the lower of cost or estimated fair value less estimated selling costs (“realizable value.”)  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in non-interest expense on the consolidated statements of income.  Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed.  Gains and losses on the sale of OREO are recognized upon disposition of the property and are recorded in non-interest expense in the consolidated statements of income.

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.  Deferred income taxes expense (benefit) represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of restricted stock between the grant date and vesting date.  Income tax related penalties and interest are included in income tax expenses in the consolidated statements of income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital.  A valuation allowance is recorded to reduce deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an uncertain tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders’ equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company’s stock during the quarter.  Additionally, the shares become outstanding for earnings per share (“EPS”) computations once they are committed to be released.

Stock-based Compensation - The Company has share-based plans under which stock options and restricted stock awards have been granted.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds  - The Bank enters into sales of securities under agreements to repurchase with approved counterparties (“repurchase agreements”).  These agreements are recorded as financing transactions, and thereby reported as liabilities on the consolidated balance sheet, as the Bank maintains effective control over the transferred securities and the securities continue to be carried in the Bank’s securities portfolio.  The securities are delivered to the party with whom each transaction is executed and they agree to resell to the Bank the same securities at the maturity of the agreement.    The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes or as a result of principal payments received.

The Bank has obtained advances from FHLB and has access to a FHLB line of credit.  Total FHLB borrowings are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank’s Call Report to the OCC, without pre-approval from the FHLB president. Additionally, the Bank is authorized to borrow from the Federal Reserve Bank’s “discount window.”

Comprehensive Income  - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.

Segment Information - As a community-oriented financial institution, substantially all of the Bank’s operations involve the delivery of loan and deposit products to customers.  Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Earnings Per Share -  Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and restricted stock shares which have vested or have been allocated to participants.  ESOP shares that have not been committed to be released are excluded from the computation of basic and diluted EPS.  Unvested restricted stock awards contain nonforfeitable rights to dividends and are treated as participating securities in the computation of EPS pursuant to the two-class method for fiscal years 2013 and 2012.

Recent Accounting Pronouncements - In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which revised how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement that would include the components of other comprehensive income.  The ASU did not change the items that an entity must report in other comprehensive income.  ASU 2011-05 was effective October 1, 2012 for the Company.  The Company elected the two-statement approach upon adoption on October 1, 2012 and applied the ASU retrospectively for all periods presented in the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.  The ASU requires new disclosures regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments.  The new disclosures are designed to make GAAP financial statements more comparable to those prepared under International Financial Reporting Standards.  The new disclosures entail presenting information about both gross and net exposures.  The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, which is October 1, 2013 for the Company, and interim periods therein; retrospective application is required.  The adoption of this ASU is disclosure-related and therefore is not expected to have an impact on the Company’s consolidated financial condition or results of operations when adopted on October 1, 2013.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  The ASU clarifies the scope of the offsetting disclosure requirements in ASU 2011-11, Disclosures about Offsetting Assets and Liabilities.  These standards are effective for fiscal years beginning on or after January 1, 2013, which is October 1, 2013 for the Company.  The standards are disclosure-related and therefore, their adoption is not expected to have an impact on the Company’s consolidated financial condition or results of operations when adopted on October 1, 2013.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the transparency of changes in other comprehensive income and items reclassified out of AOCI.  The standard requires entities to disaggregate the total change of each component of other comprehensive income and separately present reclassification adjustments and current period other comprehensive income.  Additionally, the standard requires that significant items reclassified out of AOCI be presented by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements.  ASU 2013-02 is effective for fiscal years beginning after December 15, 2012, which is October 1, 2013 for the Company, and should be applied prospectively.  The adoption of this ASU is disclosure-related and therefore is not expected to have an impact on the Company’s consolidated financial condition or results of operations when adopted on October 1, 2013.

In February 2013, the FASB issued ASU 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. The ASU provides recognition, measurement, and disclosure guidance for certain obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date.  ASU 2013-04 is effective for fiscal years beginning after December 15, 2013, which is October 1, 2014 for the Company, and should be applied retrospectively.  The Company has not yet completed its evaluation of this standard.